Financial Information as per operating segments (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 2,904,566,454	$ 2,565,556,067	$ 2,711,434,948
Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,048,580,027	1,960,179,879	1,896,472,434
Country Of Argentina [Member]
IfrsStatementLineItems [Line Items]
Revenue	696,005,518	479,815,516	700,321,546
Country Of Uruguay [Member]
IfrsStatementLineItems [Line Items]
Revenue	36,576,723	34,750,501	28,961,604
Country Of Paraguay [Member]
IfrsStatementLineItems [Line Items]
Revenue	92,497,797	70,348,122	65,639,419
Country Of Bolivia [Member]
IfrsStatementLineItems [Line Items]
Revenue	30,906,389	20,462,049	20,039,945
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 855,986,427	$ 605,376,188	$ 814,962,514